Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of cost-method investment securities not practical to estimate fair value and no indicators of impairment		¥ 429,000	¥ 432,000
Carrying amounts of investments in equity method investees		2,199,706	1,917,667
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		25,683,000	8,656,000
Interest-earning deposits in other banks		38,327,000	41,018,000
Call loans and funds sold		704,000	699,000
Receivables under resale agreements		8,188,000	7,447,000
Receivables under securities borrowing transactions		11,003,000	6,042,000
Investment securities	[1],[2]	3,688,000	3,965,000
Loans, net of allowance for credit losses	[3]	117,033,000	121,680,000
Other financial assets	[4]	5,827,000	5,169,000
Deposits, Non-interest-bearing		29,486,000	25,965,000
Deposits, Interest-bearing		160,928,000	155,479,000
Total deposits		190,414,000	181,444,000
Call money and funds purchased		1,975,000	1,389,000
Payables under repurchase agreements		16,081,000	22,114,000
Payables under securities lending transactions		5,549,000	4,710,000
Due to trust account		3,335,000	6,338,000
Other short-term borrowings		7,857,000	9,248,000
Long-term debt		27,475,000	21,586,000
Other financial liabilities		6,094,000	6,411,000
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		25,683,000	8,656,000
Interest-earning deposits in other banks		38,327,000	41,018,000
Call loans and funds sold		704,000	699,000
Receivables under resale agreements		8,188,000	7,447,000
Receivables under securities borrowing transactions		11,003,000	6,042,000
Investment securities	[1],[2]	3,808,000	4,045,000
Loans, net of allowance for credit losses	[3]	118,765,000	123,286,000
Other financial assets	[4]	5,827,000	5,169,000
Deposits, Non-interest-bearing		29,486,000	25,965,000
Deposits, Interest-bearing		160,948,000	155,523,000
Total deposits		190,434,000	181,488,000
Call money and funds purchased		1,975,000	1,389,000
Payables under repurchase agreements		16,081,000	22,114,000
Payables under securities lending transactions		5,549,000	4,710,000
Due to trust account		3,335,000	6,338,000
Other short-term borrowings		7,857,000	9,248,000
Long-term debt		27,627,000	21,881,000
Other financial liabilities		6,094,000	6,411,000
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		25,683,000	8,656,000
Investment securities	[1],[2]	1,206,000	1,164,000
Loans, net of allowance for credit losses	[3]	5,000	14,000
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		38,327,000	41,018,000
Call loans and funds sold		704,000	699,000
Receivables under resale agreements		8,188,000	7,447,000
Receivables under securities borrowing transactions		11,003,000	6,042,000
Investment securities	[1],[2]	1,144,000	1,231,000
Loans, net of allowance for credit losses	[3]	257,000	263,000
Other financial assets	[4]	5,827,000	5,169,000
Deposits, Non-interest-bearing		29,486,000	25,965,000
Deposits, Interest-bearing		160,948,000	155,523,000
Total deposits		190,434,000	181,488,000
Call money and funds purchased		1,975,000	1,389,000
Payables under repurchase agreements		16,081,000	22,114,000
Payables under securities lending transactions		5,549,000	4,710,000
Due to trust account		3,335,000	6,338,000
Other short-term borrowings		7,857,000	9,248,000
Long-term debt		27,627,000	21,881,000
Other financial liabilities		6,094,000	6,411,000
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities	[1],[2]	1,458,000	1,650,000
Loans, net of allowance for credit losses	[3]	¥ 118,503,000	¥ 123,009,000

[1]	Excludes cost-method investments of ¥432 billion and ¥429 billion at March 31, 2016 and 2017, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
[2]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[3]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[4]	Excludes investments in equity method investees of ¥1,918 billion and ¥2,200 billion at March 31, 2016 and 2017, respectively.